Intangible Assets and Goodwill - Schedule of Future Amortization (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Finite-Lived Intangible Assets [Line Items]
Remainder of fiscal 2021	$ 1,611
2022	3,193	$ 3,226
2023	3,069	3,198
2024	3,011	3,075
2025	2,892	3,018
Thereafter	4,239
Finite-lived intangible assets, net carrying amount	18,015	19,673	$ 218
Customer relationships | InsideResponse
Finite-Lived Intangible Assets [Line Items]
Remainder of fiscal 2021	1,148
2022	2,296	2,303
2023	2,296	2,303
2024	2,296	2,303
2025	2,296	2,303
Thereafter	4,207
Finite-lived intangible assets, net carrying amount	14,539	15,738	0
Customer relationships | Auto & Home
Finite-Lived Intangible Assets [Line Items]
Remainder of fiscal 2021	19
2022	32	38
2023	28	32
2024	23	28
2025	20	23
Thereafter	32
Finite-lived intangible assets, net carrying amount	154	173	218
Trade Name | InsideResponse
Finite-Lived Intangible Assets [Line Items]
Remainder of fiscal 2021	268
2022	536	536
2023	536	536
2024	536	536
2025	447	536
Thereafter	0
Finite-lived intangible assets, net carrying amount	2,323	2,592	0
Software | InsideResponse
Finite-Lived Intangible Assets [Line Items]
Remainder of fiscal 2021	144
2022	265	287
2023	156	265
2024	156	156
2025	129	156
Thereafter	0
Finite-lived intangible assets, net carrying amount	850	994
Non-compete agreements | InsideResponse
Finite-Lived Intangible Assets [Line Items]
Remainder of fiscal 2021	32
2022	64	62
2023	53	62
2024	0	52
2025	0	0
Thereafter	0
Finite-lived intangible assets, net carrying amount	$ 149	$ 176	$ 0